LIQUIDITY (Details)	Jun. 14, 2021 USD ($) $ / shares shares	Jan. 28, 2021 USD ($) shares	Jun. 26, 2020 USD ($) $ / shares shares	May 21, 2020 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Apr. 05, 2021 $ / shares	Nov. 25, 2020 USD ($) $ / shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 $ / shares
Number of warrants to purchase ordinary shares				911,112					1,680,000
Gross proceeds of before deducting the placement agent's fees and other estimated offering expenses | $			$ 2,100,000	$ 2,100,000
Short-term borrowings due to related parties					¥ 12,676,042	$ 1,962,888			¥ 10,230,746
Bank loan outstanding					15,000,000.0	2,322,753			¥ 9,520,000
Registered direct offering
Gross proceeds of before deducting the placement agent's fees and other estimated offering expenses | $	$ 55,000,000.0
Related Party
Short-term borrowings due to related parties					12,700,000	2,000,000.0
Long-term borrowings from related parties					¥ 7,400,000	$ 1,100,000
Class A ordinary shares
Number of warrants to purchase ordinary shares	6,014,102		1,680,000	911,112	8,814,102	8,814,102
Issuance of ordinary shares, net of issuance costs (in shares)	6,014,102
Par value (in dollars per share) | $ / shares	$ 0.0925		$ 0.0925	$ 0.0925		$ 0.0925	$ 0.0925			$ 0.0925
Class A ordinary shares | Convertible Notes
Aggregate principal amount | $								$ 6,485,000
Par value (in dollars per share) | $ / shares								$ 0.0925
Conversion rate of note | $ / shares								$ 0.71
Number of shares issued upon conversion		9,225,338
Principal and interests amount converted | $		$ 6,549,990
Class A ordinary shares | Concurrent private placement
Issuance of ordinary shares, net of issuance costs (in shares)	8,814,102
Pre-funded warrants
Number of warrants to purchase ordinary shares	8,814,102
Issuance of ordinary shares, net of issuance costs (in shares)	2,800,000
Gross proceeds of before deducting the placement agent's fees and other estimated offering expenses | $	$ 55,000,000.0